Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

January 31, 2021

GED-QTLY-0321
1.938168.108

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 0.4%
Ansell Ltd.	11,481	$322,896
Bailiwick of Guernsey - 0.3%
Amdocs Ltd.	2,680	189,262
Bailiwick of Jersey - 0.3%
Clarivate Analytics PLC (a)	8,700	251,778
Belgium - 0.4%
KBC Groep NV	3,998	280,044
Bermuda - 0.6%
Hiscox Ltd. (a)	9,479	121,357
IHS Markit Ltd.	4,057	353,284

TOTAL BERMUDA		474,641

Brazil - 0.4%
Equatorial Energia SA	40,480	166,614
Suzano Papel e Celulose SA (a)	9,500	107,738

TOTAL BRAZIL		274,352

Canada - 3.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,611	354,118
Constellation Software, Inc.	698	850,307
Imperial Oil Ltd.	16,944	322,383
Open Text Corp.	9,000	403,144
Suncor Energy, Inc.	12,773	213,657
Topicus.Com, Inc. (a)(b)	1,298	4,885
Waste Connection, Inc. (Canada)	1,133	111,621

TOTAL CANADA		2,260,115

Cayman Islands - 0.8%
HKBN Ltd.	96,000	139,173
SITC International Holdings Co. Ltd.	201,994	464,261

TOTAL CAYMAN ISLANDS		603,434

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	1,515	498,777
Qingdao Port International Co. Ltd. (H Shares) (c)	159,000	91,874

TOTAL CHINA		590,651

Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	200	410,834
France - 3.5%
Amundi SA (c)	2,600	193,731
Capgemini SA	3,002	435,348
LVMH Moet Hennessy Louis Vuitton SE	1,066	644,499
Sanofi SA	7,206	677,712
SR Teleperformance SA	1,078	353,478
VINCI SA	3,701	343,187

TOTAL FRANCE		2,647,955

Germany - 2.5%
Deutsche Post AG	11,000	543,346
Hannover Reuck SE	1,030	159,994
Linde PLC	1,638	401,535
SAP SE	2,816	357,317
Siemens AG	2,900	450,259

TOTAL GERMANY		1,912,451

Hong Kong - 0.9%
AIA Group Ltd.	53,820	648,895
India - 2.5%
HDFC Asset Management Co. Ltd. (c)	3,200	126,338
HDFC Bank Ltd. sponsored ADR (a)	3,078	221,924
Petronet LNG Ltd.	81,600	265,430
Redington India Ltd.	113,600	210,486
Reliance Industries Ltd.	1,828	24,271
Reliance Industries Ltd.	31,628	799,577
Tech Mahindra Ltd.	17,300	228,276

TOTAL INDIA		1,876,302

Indonesia - 0.3%
PT Bank Central Asia Tbk	98,300	236,817
Ireland - 1.5%
Accenture PLC Class A	3,160	764,467
Linde PLC	1,600	392,640

TOTAL IRELAND		1,157,107

Italy - 1.0%
Recordati SpA	6,200	321,426
Reply SpA	3,300	404,476

TOTAL ITALY		725,902

Japan - 5.2%
Aucnet, Inc.	6,140	76,849
Daiichikosho Co. Ltd.	11,337	389,643
Daiwa Industries Ltd.	15,000	148,217
Hoya Corp.	10,901	1,394,042
Inaba Denki Sangyo Co. Ltd.	12,506	291,920
Jm Holdings Co. Ltd.	11,866	231,441
Minebea Mitsumi, Inc.	10,937	242,140
Sony Corp.	10,699	1,024,030
Tsuruha Holdings, Inc.	1,211	160,935

TOTAL JAPAN		3,959,217

Kenya - 0.5%
Safaricom Ltd.	1,225,183	398,755
Korea (South) - 1.9%
Samsung Electronics Co. Ltd.	19,939	1,461,921
Luxembourg - 1.9%
B&M European Value Retail SA	185,274	1,358,622
InPost SA	3,500	84,099

TOTAL LUXEMBOURG		1,442,721

Multi-National - 0.3%
HKT Trust/HKT Ltd. unit	194,153	255,924
Netherlands - 1.3%
Koninklijke Philips Electronics NV	6,199	337,902
NXP Semiconductors NV	3,985	639,473

TOTAL NETHERLANDS		977,375

New Zealand - 0.1%
Auckland International Airport Ltd.	16,700	89,405
Poland - 0.3%
CD Projekt RED SA (a)	2,400	195,718
Spain - 0.5%
Aena Sme SA (a)(c)	800	123,588
Amadeus IT Holding SA Class A	4,000	255,373

TOTAL SPAIN		378,961

Sweden - 0.8%
Ericsson (B Shares)	34,600	435,664
Indutrade AB	9,438	194,039

TOTAL SWEDEN		629,703

Switzerland - 4.1%
Barry Callebaut AG	53	117,751
Chubb Ltd.	3,403	495,715
Nestle SA (Reg. S)	6,284	704,415
Roche Holding AG (participation certificate)	2,983	1,029,469
Siemens Energy AG (a)	1,050	38,966
Sika AG	2,190	595,965
Swiss Re Ltd.	1,620	143,058

TOTAL SWITZERLAND		3,125,339

Taiwan - 2.9%
International Games Systems Co. Ltd.	6,000	166,220
Poya International Co. Ltd.	11,000	227,768
Taiwan Semiconductor Manufacturing Co. Ltd.	83,840	1,771,286

TOTAL TAIWAN		2,165,274

United Kingdom - 5.7%
Anglo American PLC (United Kingdom)	8,600	284,449
BP PLC (a)	86,182	320,248
Compass Group PLC	50,842	908,180
Cranswick PLC	7,806	365,141
Diageo PLC	7,972	320,053
Informa PLC (a)	44,600	305,299
JD Sports Fashion PLC	24,500	250,758
London Stock Exchange Group PLC	3,862	458,478
Reckitt Benckiser Group PLC	2,830	239,923
RELX PLC (London Stock Exchange)	23,799	591,024
St. James's Place Capital PLC	11,208	180,210
WH Smith PLC	4,900	102,720

TOTAL UNITED KINGDOM		4,326,483

United States of America - 52.3%
AbbVie, Inc.	6,436	659,561
Activision Blizzard, Inc.	3,300	300,300
Ameren Corp.	6,328	460,172
American Tower Corp.	4,457	1,013,344
AMETEK, Inc.	4,197	475,352
Amgen, Inc.	4,595	1,109,371
Apple, Inc.	32,516	4,290,808
AstraZeneca PLC sponsored ADR (d)	15,382	778,329
Bank of America Corp.	24,727	733,156
Becton, Dickinson & Co.	1,124	294,252
BJ's Wholesale Club Holdings, Inc. (a)	7,100	298,697
BlackRock, Inc. Class A	600	420,756
Bristol-Myers Squibb Co.	16,650	1,022,810
Capital One Financial Corp.	7,351	766,415
Charter Communications, Inc. Class A (a)	573	348,132
Chevron Corp.	6,024	513,245
Cisco Systems, Inc.	10,400	463,632
Citigroup, Inc.	11,313	656,041
Columbia Sportswear Co.	2,000	174,920
ConocoPhillips Co.	8,197	328,126
Costco Wholesale Corp.	1,200	422,916
Crown Holdings, Inc. (a)	2,100	189,315
Danaher Corp.	2,498	594,124
Dollar Tree, Inc. (a)	2,400	243,984
Eli Lilly & Co.	6,279	1,305,844
Equifax, Inc.	1,080	191,279
Estee Lauder Companies, Inc. Class A	1,200	283,980
Fidelity National Information Services, Inc.	2,100	259,266
Fortive Corp.	3,551	234,650
General Dynamics Corp.	1,782	261,384
General Electric Co.	38,533	411,532
JPMorgan Chase & Co.	7,649	984,197
Kroger Co.	9,803	338,204
Lennar Corp. Class A	4,600	382,490
Lowe's Companies, Inc.	7,268	1,212,666
M&T Bank Corp.	3,322	440,065
Marsh & McLennan Companies, Inc.	2,033	223,447
Microsoft Corp.	14,607	3,388,240
MSCI, Inc.	1,151	454,990
NextEra Energy, Inc.	7,872	636,609
Northrop Grumman Corp.	899	257,662
NRG Energy, Inc.	6,803	281,712
PepsiCo, Inc.	3,611	493,154
PG&E Corp. (a)	6,800	77,724
Phillips 66 Co.	3,443	233,435
Qualcomm, Inc.	2,837	443,366
Raymond James Financial, Inc.	2,200	219,846
Roper Technologies, Inc.	939	368,942
S&P Global, Inc.	1,406	445,702
Stanley Black & Decker, Inc.	900	156,141
Starbucks Corp.	5,900	571,179
Sysco Corp.	6,300	450,513
T-Mobile U.S., Inc.	5,347	674,150
Tapestry, Inc.	9,978	315,504
Target Corp.	800	144,936
The Coca-Cola Co.	9,200	442,980
The Travelers Companies, Inc.	3,761	512,624
The Walt Disney Co.	5,166	868,766
TJX Companies, Inc.	7,900	505,916
United Parcel Service, Inc. Class B	2,000	310,000
UnitedHealth Group, Inc.	2,815	939,028
Valero Energy Corp.	4,035	227,695
Visa, Inc. Class A	4,326	836,000
Vistra Corp.	16,647	332,441
Vontier Corp. (a)	1,420	46,051
Walmart, Inc.	4,596	645,692
Watsco, Inc.	500	119,245
WEC Energy Group, Inc.	2,178	193,624
Wells Fargo & Co.	19,438	580,807
WestRock Co.	4,700	194,721

TOTAL UNITED STATES OF AMERICA		39,456,157

TOTAL COMMON STOCKS
(Cost $48,050,626)		73,726,389

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.09% (e)	2,533,831	2,534,338
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	814,644	814,725
TOTAL MONEY MARKET FUNDS
(Cost $3,349,059)		3,349,063
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $51,399,685)		77,075,452
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(1,560,740)
NET ASSETS - 100%		$75,514,712

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $535,531 or 0.7% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$580
Fidelity Securities Lending Cash Central Fund	126
Total	$706

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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